Document and Entity Information	Feb. 26, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	TRANSOCEAN LTD.
Entity Incorporation, State or Country Code	V8
Entity File Number	001-38373
Entity Tax Identification Number	98-0599916
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	6312
City Area Code	+41 (41)
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001451505
Amendment Flag	false
Shares
Document Information [Line Items]
Title of 12(b) Security	Shares
Trading Symbol	RIG
Security Exchange Name	NYSE
0.50% Exchangeable Bonds due January 2023
Document Information [Line Items]
Title of 12(b) Security	0.50% Exchangeable Senior Bonds due 2023
Trading Symbol	RIG/23
Security Exchange Name	NYSE